Goodwill and other intangible assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fully Amortized Intangibles [Member]	Jul. 31, 2012 Banco Popular North America [Member]	Jul. 31, 2011 Banco Popular North America [Member]	Jul. 31, 2012 Banco Popular De Puerto Rico [Member]	Jul. 31, 2011 Banco Popular De Puerto Rico [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Indefinite Lived Intangible Assets	$ 6,000,000	$ 6,000,000
Amortization Of Intangible Assets	10,072,000	9,654,000	9,173,000
Indefinite-lived Intangible Assets, Acquired During Period		14,000,000
Cashflow Value Discount Rates Low End Of Range					11.93%
Cashflow Value Discount Rates High End Of Range					18.38%
Loan Portfolio Fair Value Discount					18.20%	28.00%
Percentage Of Goodwill	97.00%
Finite-Lived Core Deposits, Gross				3,000,000
Finite-Lived Customer Relationships, Gross				4,000,000
Goodwill	647,757,000	648,350,000	647,387,000		402,000,000
Approximate Amount							222,000,000	472,000,000
Amount Implied Fair Value					$ 338,000,000	$ 701,000,000
Percent That The Average Reporting Unit Estimated Fair Value Calculated In Step 1 Exceeds Equity Value And Still Does Not Require A Step 2 Analysis	9.00%	20.00%
Percent Amount That The Estimated Implied Fair Value Of Goodwill Calculated In Step 2 Exceeds Goodwill Carrying Amount And Would Still Not Be Required To Record An Impairment	46.00%	64.00%